DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule Of Deposit [Table Text Block]

Deposits at December 31 consist of the following:

	2012	2011
Noninterest-bearing demand	$102,319,581	$81,097,622
Interest-bearing
Demand	67,351,757	68,312,048
Money market deposits	209,813,301	191,540,190
Savings	35,291,646	30,787,620
Certificates of deposit	405,454,003	455,515,721
Total interest-bearing	717,910,707	746,155,579

Total deposits	$820,230,288	$827,253,201

Schedule Of Deposits Maturities [Table Text Block]	At December 31, 2012, the scheduled contractual maturities of certificates of deposit are as follows:
2013	$242,042,465
2014	103,913,307
2015	44,663,544
2016	9,279,438
2017	5,555,249
$405,454,003